Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Small Cap Fund - Fidelity Series International Small Cap Fund
Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	24.65%
Annual Return 2014	(1.98%)
Annual Return 2015	9.44%
Annual Return 2016	(2.40%)
Annual Return 2017	34.46%
Annual Return 2018	(13.06%)
Annual Return 2019	28.20%
Annual Return 2020	19.61%
Annual Return 2021	18.33%
Annual Return 2022	(26.27%)